Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

	Land and buildings	Oil and gas properties	Projects in development[1]	Other plant and equipment	Total
	US$m	US$m	US$m	US$m	US$m
Year ended 31 December 2025
Carrying amount at 1 January 2025	734	25,787	15,926	189	42,636
Adjustment to purchase price allocation[2]	(21)	-	(9)	-	(30)
Additions[3]	-	657	8,658	10	9,325
Disposals at written down value[4]	(6)	(44)	(143)	(3)	(196)
Impairment loss[5]	-	-	(143)	-	(143)
Completions and transfers	98	1,609	(1,852)	151	6
Depreciation	(61)	(4,918)	-	(64)	(5,043)
Carrying amount at 31 December 2025	744	23,091	22,437	283	46,555
At 31 December 2025
Historical cost	1,899	58,820	22,919	720	84,358
Accumulated depreciation and impairment	(1,155)	(35,729)	(482)	(437)	(37,803)
Net carrying amount	744	23,091	22,437	283	46,555
Year ended 31 December 2024
Carrying amount at 1 January 2024	701	24,168	15,724	198	40,791
Acquisitions through business combinations and asset acquisitions[2]	92	-	2,211	-	2,303
Additions	-	(293)	5,514	-	5,221
Disposals at written down value	(3)	(4)	(1,178)	-	(1,185)
Completions and transfers[6]	-	6,335	(6,345)	39	29
Depreciation	(56)	(4,419)	-	(48)	(4,523)
Carrying amount at 31 December 2024	734	25,787	15,926	189	42,636
At 31 December 2024
Historical cost	1,830	58,303	16,300	533	76,966
Accumulated depreciation and impairment	(1,096)	(32,516)	(374)	(344)	(34,330)
Net carrying amount	734	25,787	15,926	189	42,636
1.Projects in development include the fair value ascribed to future phases of certain projects acquired through business combinations.
2.Refer to Note B.5 for details of business combination and Note B.7 for details of asset acquisitions.
3.Includes $7,345 million of capital additions, $733 million of capitalised borrowing costs, $534 million relating to reimbursed capital expenditure from
OCI N.V. and $713 million relating to changes in restoration provision assumptions. Included within capital additions is $3,658 million relating to the
Louisiana LNG project.
4.Refer to Note B.8 for details on disposal of assets and Note B.9 for details on transactions with equity holders of the Group.
5.Refer to Note B.4 for details on impairment.
6.Upon first oil in June 2024, the carrying value of the Sangomar project has been transferred from projects in development to oil and gas properties.
Recognition and measurement
Property, plant and equipment are stated at cost less accumulated depreciation and impairment charges.
Projects in development include the construction of oil and gas assets and new energy assets:
•Projects in development for oil and gas assets include the costs to acquire, construct, install or complete production and infrastructure facilities such as pipelines and platforms, capitalised borrowing costs, transferred exploration and evaluation assets, development wells and the estimated cost of dismantling and restoration.
•Projects in development for new energy assets include the costs to acquire, construct, install or complete infrastructure facilities, capitalised borrowing costs and the estimated cost of dismantling and restoration.
Borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalised as part of the cost of that project when it is probable that they will result in future economic benefits and the costs can be measured reliably. The interest rate used to determine the amount of borrowing costs to be capitalised is the weighted average interest rate applicable to the
Group’s outstanding borrowings during the period.
When commercial operation commences, the accumulated costs in projects in development will be transferred to oil and gas properties or new energy assets.
Subsequent capital costs, including major maintenance, are included in the asset’s carrying amount only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be reliably measured.
Depreciation and amortisation
Property, plant and equipment are depreciated to their estimated residual values at rates based on their expected useful lives.
Upstream oil and conventional gas assets are depreciated using the unit of production basis over proved reserves. Upstream LNG assets are depreciated over proved plus probable reserves. Multi-product assets are assessed on a case-by-case basis and aligned to the most appropriate representation of useful life.
The depreciable amount for the unit of production basis excludes future development costs necessary to bring probable reserves into production. Downstream assets (primarily onshore plant and equipment) are depreciated using a straight-line basis over the lesser of useful life and the life of proved plus probable reserves. On a straight-line basis the assets have an estimated useful life of 5-50 years.
All other items of property, plant and equipment are depreciated using the straight-line method over their useful life. They are depreciated as follows:
•Buildings – 24–40 years;
•Other plant and equipment – 5–40 years; and
•Land is not depreciated.
Impairment
Refer to Note B.4 for details on impairment.
Capital commitments
The Group has capital commitments contracted for, but not provided for in the financial statements, of $11,957 million as at
31 December 2025 (2024: $3,841 million). Capital commitments relate predominantly to the Louisiana LNG, Trion and Scarborough projects (2024: Trion, Scarborough and Louisiana LNG projects). Capital commitments, totalling $9,986 million are shared between the
Group, Stonepeak and Williams based on their respective interests in Louisiana LNG. Stonepeak will pay for its share of Louisiana
LNG’s capital expenditure up to a cap of $5,700 million some of which has already been utilised. Refer to Note B.9 for details of the sell-down of Louisiana LNG Infrastructure LLC to Stonepeak.
In addition to the above, the Group also has capital commitments of $165 million (2024: $6 million) relating to its associates and joint ventures.
Significant estimates and judgements
(a) Reserves
The estimation of reserves requires significant management judgement and interpretation of complex geological and geophysical models in order to make an assessment of the size, shape, depth and quality of reservoirs, and their anticipated recoveries. Estimates of oil and natural gas reserves are used to calculate depreciation and amortisation charges for the Group’s oil and gas properties. Judgement is used in determining the economic reserve base applied to each asset. Estimates are reviewed at least annually or when there are changes in the economic circumstances impacting specific assets or asset groups. These changes may impact depreciation, asset carrying values, restoration provisions and deferred tax balances. If reserves estimates are revised downwards, earnings could be affected by higher depreciation expense or an immediate write-down of the asset’s carrying value.
(b) Depreciation
Judgement is required to determine when assets are available for use to commence depreciation. Depreciation generally commences on first production.